UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2017

Date of reporting period:  June 30, 2017

Item 1. Schedule of Investments.

Smith Group Large Cap Core Growth Fund
Schedule of Investments
June 30, 2017 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%
Consumer Discretionary - 15.3%
Home Depot, Inc.	8,100	$1,242,540
Lear Corp.	8,500	1,207,680
McDonald's Corp.	7,700	1,179,332
Nordstrom, Inc.	25,400	1,214,882
PVH Corp.	10,000	1,145,000
Wyndham Worldwide Corp.	12,500	1,255,125
		7,244,559
Consumer Staples - 5.0%
Sysco Corp.	22,600	1,137,458
Wal-Mart Stores, Inc.	16,000	1,210,880
		2,348,338
Energy - 8.6%
Chevron Corp.	10,800	1,126,764
Devon Energy Corp.	29,100	930,327
Exxon Mobil Corp.	14,210	1,147,173
SM Energy Co.	50,900	841,377
		4,045,641
Financials - 12.9%
Bank of New York Mellon Corp.	25,200	1,285,704
Discover Financial Services	18,000	1,119,420
JPMorgan Chase & Co.	13,200	1,206,480
SunTrust Banks, Inc.	21,900	1,242,168
Travelers Companies, Inc.	9,700	1,227,341
		6,081,113
Health Care - 18.4%
Baxter International, Inc.	21,100	1,277,394
Celgene Corp. *	9,400	1,220,778
Centene Corp. *	16,600	1,326,008
Hologic, Inc. *	27,800	1,261,564
Merck & Co., Inc.	18,700	1,198,483
Varian Medical Systems, Inc. *	11,100	1,145,409
Waters Corp. *	6,800	1,250,112
		8,679,748
Industrials - 12.4%
Eaton Corp.	14,800	1,151,884
Emerson Electric Co.	20,200	1,204,324
General Dynamics Corp.	6,200	1,228,220
Huntington Ingalls Industries, Inc.	5,800	1,079,728
Parker-Hannifin Corp.	7,600	1,214,632
		5,878,788
Information Technology - 23.0%
Adobe Systems, Inc. *	8,800	1,244,672
Alphabet, Inc., Class A *	1,300	1,208,584
Arista Networks, Inc. *	8,500	1,273,215
Cadence Design Systems, Inc. *	35,900	1,202,291
Citrix Systems, Inc. *	14,200	1,130,036
Facebook, Inc., Class A *	8,300	1,253,134
FleetCor Technologies, Inc. *	8,200	1,182,522
NetApp, Inc.	29,800	1,193,490
Take-Two Interactive Software, Inc. *	16,400	1,203,432
		10,891,376
Materials - 2.6%
Celanese Corp., Series A	13,000	1,234,220

Total Common Stocks
(Cost $40,789,189)		46,403,783

SHORT-TERM INVESTMENT - 2.1%
Morgan Stanley Institutional Liquidity Fund - Treasury Portfolio, Institutional Class, 0.88% ^
(Cost $973,425)	973,425	973,425

Total Investments - 100.3%
(Cost $41,762,614)		47,377,208
Other Assets and Liabilities, Net - (0.3)%		(159,001)
Total Net Assets - 100.0%		$47,218,207

*	Non-income producing security
^	The rate shown is the annualized seven day effective yield as of June 30, 2017.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of June 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$46,403,783	$-	$-	$46,403,783
Short-Term Investment	973,425	-	-	973,425
Total Investments	$47,377,208	$-	$-	$47,377,208

Transfers between Levels are recognized at the end of the reporting period.  During the period ended June 30, 2017, the Fund recognized no transfers to/from any Levels.  The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows*:

Smith Group Large Cap Core Growth Fund
Cost of investments	$41,762,614
Gross unrealized appreciation	6,626,595
Gross unrealized depreciation	(1,012,001)
Net unrealized appreciation	$5,614,594

*Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                              James R. Arnold, President

Date                                        08/2/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                              James R. Arnold, President

Date                                        08/2/2017

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date                                        08/2/2017